Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000129136 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129136 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129136 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129136 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129136 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129136 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129136 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000129136 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000129571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000129571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000141213 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141213 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141213 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000141213 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141213 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000141213 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000141213 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000141213 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141213 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141213 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141213 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180685 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180685 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180685 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180685 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180685 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000180685 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000180685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000180685 | China
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000176655 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176655 | India
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176655 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176655 | China
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000176655 | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176655 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176655 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176655 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176655 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176655 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000176655 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000157444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000157444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000157444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000157444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000198139 | China
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000198139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198139 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000198139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198139 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000198139 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198139 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198139 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198139 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195635 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000195635 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000195635 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000195635 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000195635 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000195632 | India Cleantech Energy8187280
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195632 | NWD Finance BVI8187226
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195632 | Yanlord Land HK8187410
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195632 | Mong Duong Finance Holdings BV8187355
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195632 | Petron8187331
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Magnum Holdings8187259
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Krung Thai Bank8187347
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Greentown China Holdings8187387
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Fortune Star BVI8187372
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Greentown China Holdings8187384
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195632 | Perpetual Maturity
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195632 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195632 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000195632 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195632 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000210156 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210156 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210156 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210156 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210156 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210156 | India
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000210156 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210156 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210156 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000210156 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210156 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210156 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000223083 | Future
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223083 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000220718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000223017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000223017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000223017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244532 | Exchange - Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000244621 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244621 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244621 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244621 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244621 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244621 | Italy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244621 | France
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000250789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000251229 | 9-12 Months
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000251229 | 6-9 Months
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000251229 | 3-6 Months
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000251229 | 0-3 Months
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000249978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000249978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000249978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000249978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%